Future Policy Benefits (Detail)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Liability for Future Policy Benefit, by Product Segment [Line Items]
Life insurance		5,486,303,000,000	4,523,282,000,000
Annuity contracts		1,875,039,000,000	1,605,018,000,000
Other contracts		2,498,456,000,000	1,770,803,000,000
Unpaid claims and claim adjustment expenses		487,549,000,000	411,135,000,000
Future policy benefits (Note 16)	$ 9,152,085,000	10,347,347,000,000	8,310,238,000,000